Debt Instruments (Tables) - Debt instruments.	12 Months Ended
Dec. 31, 2018
Financial assets
Schedule of financial assets

	12/31/2017	12/31/2018

Classification:
Financial assets at fair value through profit or loss	—	110,222
Financial assets held for trading	147,747	—
Financial assets at fair value through other comprehensive income	—	154,483
Available-for-sale financial assets	164,947	—
Financial assets at amortized cost	—	52,419
Loans and receivables	10,758	—
	323,452	317,124
Type:
Mexican government debt securities	224,003	253,547
Of which:
Collateral delivered for OTC transactions (Note 31)	2,964	4,769
Foreign government debt securities	89,585	54,297
Of which:
Brazilian Government Notes	34,488	31,210
US Government Treasury Bills (T-BILLS)	55,097	23,087
Debt securities issued by financial institutions	3,975	5,998
Other debt securities	5,889	3,282
	323,452	317,124
Currency:
Peso	200,666	227,252
USD	61,080	27,749
Brazilian Real (BRL)	34,488	31,210
Other currencies	27,218	30,913
	323,452	317,124

Schedule of classification by rating of financial assets

The breakdown by issuer rating of Debt instruments at December 31, 2017 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	55,097	55,097	17.03%
A	2,651	181,965	184,616	57.08%
BBB	3,685	29,876	33,561	10.38%
BB	3,528	46,650	50,178	15.51%

	9,864	313,588	323,452	100%

The breakdown by issuer rating of Debt instruments at December 31, 2018 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	23,087	23,087	7.28%
A	3,189	184,195	187,384	59.09%
BBB	847	34,728	35,575	11.22%
BB	5,013	34,624	39,637	12.50%
Below B	—	31,210	31,210	9.84%
Below BBB	231	—	231	0.07%
	9,280	307,844	317,124	100%

Schedule of allowance for loan losses of Financial assets at fair value through other comprehensive income

The following is a breakdown of the allowance for loan losses of Financial assets at fair value through other comprehensive income and at amortized cost as of December 31, 2018:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	20	—	—	20	—
Of which:
Mexican government debt instruments	19	—	—	19	—
Other fixed-income interest debt instruments	1	—	—	1	—

Financial assets at amortized cost	—	—	—	—	—

	20	—	—	20	—

Financial assets at fair value through profit or loss and Financial assets held for trading category
Financial assets
Schedule of financial assets

	12/31/2017	12/31/2018

Federal Treasury Securities (CETES)	9,188	14,270
United Mexican States Bonds (UMS)	44	40
Federal Mexican Government Development Bonds (BONDES)	33,291	20,910
M and M10 Mexican Government Bonds	14,069	27,783
Mexican Bank Saving Protection Bonds (BPATS)	25,092	29,208
Federal Mexican Government Development Bonds in UDIS(1) (UDIBONDS)	6,930	10,524
T-BILLS	55,038	1,473
Other debt securities	4,095	6,014
	147,747	110,222

Financial assets at fair value through other comprehensive income and Available-for-sale financial assets category
Financial assets
Schedule of financial assets

	12/31/2017	12/31/2018

CETES	—	17,146
UMS	29,832	34,688
M, M3 and M5 Mexican Government Bonds	76,174	29,919
BPATS	13,586	11,509
UDIBONDS	5,039	5,131
T-BILLS	59	21,614
Brazilian Government Notes	34,488	31,210
Other debt securities	5,769	3,266
	164,947	154,483

Schedule of gross carrying amount of the financial assets at fair value through other comprehensive income

	Fair value
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at fair value through other comprehensive income
Of which:
Mexican government debt instruments	98,393	—	98,393	—	98,393
Foreign government debt instruments	52,824	—	52,824	—	52,824
Other fixed-income interest debt instruments	3,266	—	3,266	—	3,266

	154,483	—	154,483	—	154,483

Schedule of changes in financial instruments

	2016	2017	2018

Beginning balance	113,525	154,318	164,947
Reclassification from Available-for-sale to Amortized cost	—	—	(73,131)
Beginning balance as restated	113,525	154,318	91,816
Net additions/(disposals)	44,366	8,703	63,824
Valuation adjustments	(3,453)	1,935	(1,226)
Amounts reclassified to consolidated income statement	(120)	(9)	69
Balance at year-end	154,318	164,947	154,483

Financial assets at amortized cost and Loans and receivables category
Financial assets
Schedule of financial assets

	12/31/2017	12/31/2018

Special CETES	2,975	3,208
BREMS R	7,783	7,785
M, M3 and M5 Mexican Government Bonds	—	41,426
	10,758	52,419

Type:
Unquoted	2,975	3,208
Quoted	7,783	49,211

Schedule of gross carrying amount of the financial assets at fair value through other comprehensive income

The following is a breakdown of the gross carrying amount of the Financial assets at amortized cost as of December 31, 2018:

	Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at amortized cost
Of which:
Mexican government debt instruments	52,419	—	52,419	—	52,419